Related Party Transactions - Narrative (Details) - USD ($)	3 Months Ended		4 Months Ended	9 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025
Related Party Transaction [Line Items]
Operating lease right of use assets	$ 110,779,000			$ 110,779,000		$ 18,344,000	$ 18,344,000	$ 117,769,000
Operating lease liabilities	123,430,000			123,430,000		18,218,000	18,218,000	128,370,000
Accrued expenses	116,612,000			116,612,000		35,060,000	35,060,000	79,541,000
Revenues	378,709,000	$ 186,224,000	$ 64,478,000	958,387,000	$ 515,575,000		181,310,000	753,188,000
Receivables	274,592,000			274,592,000		81,253,000	81,253,000	159,970,000
Incurred expenses	91,860,000	45,765,000		240,315,000	134,419,000
Outstanding payables	104,693,000			104,693,000		26,760,000	26,760,000	61,943,000
Consulting services			200,000
Related Party | Operating Leases
Related Party Transaction [Line Items]
Rent expenses	700,000	700,000	$ 400,000	2,200,000	2,200,000	1,600,000		2,900,000
Operating lease right of use assets	4,100,000			4,100,000		5,500,000	5,500,000	4,700,000
Operating lease liabilities	4,200,000			4,200,000		5,500,000	5,500,000	4,700,000
Related Party | Sponsor Fees and Expenses
Related Party Transaction [Line Items]
Sponsor fees and expenses	1,700,000	2,900,000		18,800,000	7,300,000	2,400,000		15,200,000
Accrued expenses	0			0		100,000	100,000	11,000,000
Related Party | Sponsor Fees and Expenses | Previously Reported
Related Party Transaction [Line Items]
Accrued expenses								11,100,000
Related Party | Revenue from Related Parties
Related Party Transaction [Line Items]
Revenues	500,000	400,000		1,000,000	1,000,000	100,000		600,000
Receivables	500,000			500,000		$ 100,000	$ 100,000	300,000
Related Party | Expenses from Related Parties
Related Party Transaction [Line Items]
Incurred expenses	7,100,000	$ 100,000		9,200,000	$ 200,000			1,100,000
Outstanding payables	$ 3,800,000			$ 3,800,000				$ 0